Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

Collection Period	29-Feb-16	30/360 Days	30	Collection Period Start	1-Feb-16
Distribution Date	15-Mar-16	Actual/360 Days	28	Collection Period End	29-Feb-16
				Prior Month Settlement Date	16-Feb-16
				Current Month Settlement Date	15-Mar-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	397,242,901.98	377,240,513.05	0.362151
Yield Supplement Overcollaterization		26,151,160.13	6,100,224.82	5,636,946.19
Total Adjusted Portfolio		1,041,666,670.96	391,142,677.16	371,603,566.86
Total Adjusted Securities		1,041,666,670.96	391,142,677.16	371,603,566.86	0.356739
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	249,476,006.20	229,936,895.90	0.655091
Class A-4 Notes	1.34000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	19,539,110.30	149,685.60	55.6669809	0.4264547
Class A-4 Notes	0.00	111,666.67	-	1.1166667
Certificates	0.00	0.00	-	-
Total Securities	19,539,110.30	261,352.27

I. COLLECTIONS

Interest:
Interest Collections		1,028,842.24
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,028,842.24

Principal:
Principal Collections		19,761,678.99
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		19,761,678.99

Recoveries of Defaulted Receivables		125,411.94
Servicer Advances		83,361.16

Total Collections		20,999,294.33

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	31,978	391,142,677.16
Total Principal Payment		19,539,110.30
	31,255	371,603,566.86

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

III. DISTRIBUTIONS

Total Collections	20,999,294.33
Reserve Account Draw	0.00
Total Available for Distribution	20,999,294.33

1. Reimbursement of Advance	94,826.44

2. Servicing Fee:
Servicing Fee Due	331,035.75
Servicing Fee Paid	331,035.75
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	149,685.60

Class A-3 Notes Monthly Interest Paid	149,685.60
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	111,666.67

Class A-4 Notes Monthly Interest Paid	111,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		261,352.27
Total Note Monthly Interest Paid		261,352.27
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		20,312,079.87

4. Total Monthly Principal Paid on the Notes		19,539,110.30

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		19,539,110.30
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		772,969.57
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		772,969.57

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67

Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		3.09%
Weighted Average Remaining Maturity		33.83

	Amount	Number
Principal on Defaulted Receivables	240,709.94	21
Principal Recoveries of Defaulted Receivables	125,411.94
Monthly Net Loss	115,298.00
Pool Balance at Beginning of Collection Period	397,242,901.98

Net Loss Ratio for Third Preceding Collection Period	0.47%
Net Loss Ratio for Second Preceding Collection Period	0.26%
Net Loss Ratio for Preceding Collection Period	0.37%
Net Loss Ratio for Current Collection Period	0.35%
Four-Month Average Net Loss Ratio	0.36%

Cumulative Net Losses for all Periods	4,210,410.43

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	2,928,679.13	228	0.78%
61-90 Days Delinquent	580,261.52	47	0.15%
91-120 Days Delinquent	132,466.80	13	0.04%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	3,641,407.45	288	0.97%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.23%
Delinquency Ratio for Preceding Collection Period	0.25%	0.24%
Delinquency Ratio for Current Collection Period	0.19%	0.19%
Four-Month Average Delinquency Ratio	0.22%	0.21%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO